Discontinued Operation - Narrative (Details) shares in Millions, $ in Millions					3 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 04, 2024 USD ($) shares	Dec. 21, 2023 USD ($) oz	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2026 USD ($)
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees | shares			28.5
Galiano Gold Inc. (formerly Asanko Gold Inc.) | Asanko Gold
Disclosure of detailed information about business combination [line items]
Group beneficial interest						45.00%
Asanko Gold
Disclosure of detailed information about business combination [line items]
Interest in joint venture				45.00%		45.00%
Additional royalties percentage				1.00%
Asanko Gold | Other disposals of assets
Disclosure of detailed information about business combination [line items]
Portion of consideration paid received consisting of cash and cash equivalents			$ 65
Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 30	$ 25		$ 30	$ 85		$ 170
Additional royalties percentage				1.00%
Portion of consideration paid received consisting of cash and cash equivalents					(65)
Portion Of Consideration Paid (Received) Consisting Of Equity Instruments					$ 20
Additional smelter royalty volume of gold deposit production | oz				100,000
Maximum royalty volume of gold deposit production | oz				447,000
Asanko Gold | Ghana government
Disclosure of detailed information about business combination [line items]
Interest in joint venture						10.00%
Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees | shares						28.5
Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received)							$ 170
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Listed equity investments, group beneficial interest						9.80%
Percentage of ownership on diluted basis						19.90%
Galiano Gold Inc. (formerly Asanko Gold Inc.) | Maximum
Disclosure of detailed information about business combination [line items]
Fair value of investment based on quoted market price						$ 20